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                      PRUDENTIAL TAX-FREE MONEY FUND, INC.
                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                            NEWARK, NEW JERSEY 07102


                                                                  March 29, 2004



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Prudential Tax-Free Money Fund, Inc.
          1933 Act File No.: 2-64625
          1940 Act File No.: 811-2927

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on March 29, 2004.

     If you have any questions concerning this filing, please contact Jonathan D. Shain at 973-802-6469.


                                                       Very truly yours,

                                                       /s/ Jonathan D. Shain
                                                       -------------------------
                                                       Jonathan D. Shain
                                                       Secretary